Note 6 - Long-term Debt - Maturities of Long-Term Debt (Details) - Banner Midstream Corp. [Member]	Mar. 31, 2022 USD ($)
2023	$ 572,644
2024	65,085
2025	2,426
Long-Term Debt, Total	$ 640,155